Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 126,706	$ 123,942	$ 130,371
Additions based on tax positions related to the current year	65,009	22,314	22,821
Additions for tax positions of prior years	41,183	11,125	4,016
Reduction for tax positions of prior years	0	0	0
Settlements with tax authorities	(31,624)	(13,443)	(14,557)
Lapse of statute of limitations	(4,606)	(17,232)	(18,709)
Unrecognized tax benefits, Ending balance	$ 196,668	$ 126,706	$ 123,942